Derivatives and Hedging - Summary of the Classification of Gains and Losses on Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Total amounts presented in the Consolidated Statements of Income in which the effects of cash flow and fair value hedges are recorded	$ 6,741	$ 40,671	$ 114,326
Gains (Losses) on Derivatives in Cash Flow Hedges
Amount of gain (loss) reclassified from accumulated other comprehensive loss	$ (21,940)	$ 17,010	$ (13,999)
Gains (Losses) Derivatives Not Designated as Hedging Instruments
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Total amounts presented in the Consolidated Statements of Income in which the effects of cash flow and fair value hedges are recorded	Total amounts presented in the Consolidated Statements of Income in which the effects of cash flow and fair value hedges are recorded	Total amounts presented in the Consolidated Statements of Income in which the effects of cash flow and fair value hedges are recorded
Total gains (losses) on derivative instruments	$ 95,007	$ (2,405)	$ 7,604
Derivative instruments designated as hedges | Other income, net
Gains (Losses) on Derivatives in Cash Flow Hedges
Amount of gain (loss) reclassified from accumulated other comprehensive loss	21,940	(17,010)	18,666
Amounts excluded from effectiveness testing	0	0	0
Derivative instruments designated as hedges | Interest rate contracts | Other income, net
Gains (Losses) on Derivatives in Fair Value Hedges
Hedged item	1,971	3,072	(2,568)
Derivatives designated as hedging instruments	(1,971)	(3,072)	2,568
Undesignated derivative instruments | Equity options | Other income, net
Gains (Losses) Derivatives Not Designated as Hedging Instruments
Gains (losses) on derivatives not designated as hedging instruments	(130,801)	(23,882)	322,580
Undesignated derivative instruments | Cash convertible notes embedded cash conversion option | Other income, net
Gains (Losses) Derivatives Not Designated as Hedging Instruments
Gains (losses) on derivatives not designated as hedging instruments	131,227	28,154	(321,213)
Undesignated derivative instruments | Foreign exchange forwards and options | Other income, net
Gains (Losses) Derivatives Not Designated as Hedging Instruments
Gains (losses) on derivatives not designated as hedging instruments	$ 72,641	$ 10,333	$ (12,429)